Summary of significant accounting policies - IFRS 16 reconciliation (Details) - CHF (SFr)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards
Operating lease commitments		SFr 272,498
Total lease liabilities	SFr 550,245
Current lease liabilities	373,025
Non-current lease liabilities	SFr 177,220
Increase (decrease) due to application of IFRS 16
Disclosure of initial application of standards
Adjustments as a result of different treatment of extension and termination options		297,721
After application of IFRS 16
Disclosure of initial application of standards
Total lease commitments		570,219
Discount using the incremental borrowing rate at the date of the initial application		(24,015)
Gross lease liabilities		546,204
Short term leases		(1,694)
Total lease liabilities		544,510
Current lease liabilities		303,627
Non-current lease liabilities		SFr 240,883